UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21845

The Ralph Parks Cyclical Equity Fund

(Exact name of registrant as specified in charter)

101 Sully’s Trail, Building 10,  Pittsford,  New York, NY

14534

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

585-248-5700

Date of fiscal year end:

6/30

Date of reporting period:  9/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 57.5%
		AGRICULTURE - 1.5%
	780	Altria Group, Inc.	$ 59,709
	1,095	UST, Inc.	60,039
			119,748

		BANKS - 2.3%
	4,000	Financial Institutions, Inc.	93,440
	2,150	Creditcorp Ltd.	90,257
			183,697

		CHEMICALS - 1.2%
	1,800	Albemarle Corp.	97,794

		COMMERCIAL SERVICES - 0.9%
	1,710	Corrections Corp. of America*	73,958

		COMPUTERS - 1.4%
	12,600	Simpletech, Inc.*	114,786

		ELECTRIC - 4.2%
	2,600	Idacorp, Inc.	98,306
	175	ITC Holdings Corp.	5,460
	3,475	Northeast Utilities	80,863
	2,000	Nstar Corp.	66,720
	1,290	TXU Corp.	80,651
			332,000

		ELECTRONIC - 0.7%
	4,650	NU Horizons Electric Corp.*	59,241

		ENERGY - ALTERNATE SOURCES - 0.3%
	1,200	Covanta Holding Corp.*	25,836

		EQUITY FUND - 1.2%
	3,010	Telecom Holders Trust	99,450

		FINANCIAL - CLOSED END FUNDS - 0.8%
	3,100	Dreman/Claymore Dividend & Income Fund	63,302
Ralph Parks Cyclical Equity Fund
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited) (Continued)
	Shares		Value
		FOOD - 7.9%
	3,050	Delhaize Group - ADR	$ 255,285
	8,600	Groupe Danone - ADR	254,732
	2,700	McCormick & Co.	102,546
	200	Safeway, Inc.	6,070
			618,633

		FOOD SERVICE - 3.2%
	15,625	Centerplate, Inc.	255,312

		FOREST PRODOUCTS & PAPER - 1.0%
	4,050	Rock - Tenn Co.	80,190

		GAS - 0.8%
	1,500	Energen Corp.	62,805

		HEALTHCARE - PRODUCTS - 1.3%
	1,470	Becton Dickinson & Co.	103,885

		INSURANCE - 3.3%
	2,550	Odyssey Re Holdings Corp.	86,139
	1,565	Reinsurance Group of America	81,270
	2,400	Allied World Assurance Holdings Ltd.*	96,960
			264,369

		MEDIA - 3.2%
	4,630	Rogers Communications, Inc. - Class B	254,048

		PHARMACEUTICALS - 1.3%
	1,360	Novo Nordisk - ADR	101,347

		PIPELINES - 1.0%
	2,100	ONEOK, Inc.	79,359

	Ralph Parks Cyclical Equity Fund
	PORTFOLIO OF INVESTMENTS
	September 30, 2006 (Unaudited) (Continued)
	Shares		Value
		REITS - 3.9%
	18,000	Anthracite Capital, Inc.	$ 231,480
	5,300	Associated Estates Realty Corp.	81,991
			313,471

		RETAILS - 3.1%
	8,790	TJX Cos.	246,384

		SOFTWARE - 6.4%
	3,700	CSG Systems International, Inc.*	97,791
	41,600	Captaris, Inc.*	243,776
	1,875	Filenet Corp.*	65,306
	1,820	SEI Investments Co.	102,266
			509,139

		TELECOMMUNICATIONS SERVICES - 6.4%
	3,125	A T & T, Inc.	101,750
	1,900	Bellsouth Corp.	81,225
	4,200	Vimpel Communications ADR*	254,478
	5,800	Windstream Corp.	76,502
			513,955

		TRANSPORTATION - 0.2%
	630	Genco Shipping & Trading Ltd.	14,276

		TOTAL COMMON STOCKS (Cost $4,549,517)	4,586,985

		SHORT-TERM INVESTMENTS - 50.8%
	4,049,221	BNY Hamilton Fund, 4.94%, 10/2/06 **(Cost $4,049,221)	4,049,221

		TOTAL INVESTMENTS - 108.3% (Cost $8,598,738) (a)	$ 8,636,206

		OTHER ASSETS & LIABILITIES - (8.3%)	(659,209)
		NET ASSETS - 100.0%	$ 7,976,997

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 72,793
	Unrealized depreciation (35,325)
	Net unrealized appreciation $ 37,468

	Aggregate cost for federal income tax purposes is $8,598,738.

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2006.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Ralph Parks Cyclical Equity Fund

By

*/s/ Ralph Parks

      Ralph Parks, President

Date

11/29/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Ralph Parks

       Ralph Parks, President

Date

11/29/06

By

*/s/ Rajiv N. Dixit

       Rajiv N. Dixt, Treasurer

Date

11/29/06